Subsequent Events (Details Narrative)																																1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 11, 2025 shares	Nov. 04, 2025 USD ($)	Nov. 03, 2025 USD ($) $ / shares shares	Oct. 27, 2025 USD ($) $ / shares shares	Oct. 24, 2025 USD ($) $ / shares shares	Oct. 23, 2025 USD ($) $ / shares shares	Oct. 22, 2025 USD ($) $ / shares shares	Oct. 21, 2025 USD ($) $ / shares shares	Oct. 20, 2025 USD ($) $ / shares shares	Oct. 17, 2025 USD ($) $ / shares shares	Oct. 16, 2025 USD ($) $ / shares shares	Oct. 14, 2025 USD ($) Tradingday $ / shares shares	Oct. 13, 2025 USD ($) $ / shares shares	Oct. 13, 2025 USD ($) $ / shares shares	Oct. 10, 2025 USD ($) $ / shares shares	Oct. 09, 2025 USD ($) $ / shares shares	Oct. 08, 2025 USD ($) $ / shares shares	Oct. 06, 2025 USD ($) $ / shares shares	Jun. 27, 2025 USD ($) $ / shares shares	Apr. 17, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jan. 31, 2025 USD ($) shares	Jan. 30, 2025 USD ($) $ / shares	Jan. 22, 2025 USD ($) $ / shares	Jan. 03, 2025 USD ($) shares	Jan. 01, 2025 USD ($) shares	Dec. 18, 2024 USD ($) $ / shares shares	Dec. 12, 2024 USD ($)	Sep. 23, 2024 USD ($) shares	Sep. 13, 2024 USD ($)	Sep. 05, 2024 shares	Nov. 11, 2025 USD ($) shares	Oct. 17, 2025 $ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 15, 2025 shares	Jun. 30, 2025 USD ($)	Feb. 04, 2025 USD ($) shares	Jan. 21, 2025 shares	Jan. 07, 2025 shares	Dec. 23, 2024 $ / shares	Mar. 26, 2024 USD ($)	Feb. 05, 2024 USD ($)	Jan. 31, 2024 $ / shares	Dec. 14, 2023 USD ($) $ / shares
Subsequent Event [Line Items]
Debt instrument, face amount																																																	$ 3,500,000
Net proceeds from issuance of shares																																				$ 1,115,271	$ 6,257,368	$ 6,257,368	$ 30,761
Converted principal amount																																				$ 1,649,146
Common stock, shares, issued | shares																																				5,205,098		819,516	258,529
Repayments of convertible debt																																				$ 3,640,000	$ 750,000	$ 750,000
Common stock, par value | $ / shares																																				$ 0.0001		$ 0.0001	$ 0.0001
Vidello Limited [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, gross																						$ 2,745,031
Business acquisition, amount withheld for indemnification expenses and other holdback provisions																						2,500,000
Business combination, consideration transferred																						$ 6,267,747
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares excercised | shares																																				(125,427)
CPBF Lending LLC [Member]
Subsequent Event [Line Items]
Conversion principal																													$ 2,000,000
Shares issued upon conversion of option, value																																		$ 216,284
Yorkville Convertible Note [Member] | Yorkville Advisors Global, LP [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date																							Jul. 31, 2025
Debt instrument, interest rate																							18.00%
Minimum redemption notice period																							10 days
Repayments of convertible debt																							$ 1,000,000
Convertible promissory note, payment premium percentage																							4.00%
Yorkville Convertible Note [Member] | Minimum [Member] | Yorkville Advisors Global, LP [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate																							0.00%
April 1800 Diagonal Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																				$ 230,000
Debt instrument, maturity date																				Feb. 15, 2026
Proceeds from issuance of secured debt																				$ 192,000
Debt instrument, interest rate																				12.00%
Debt Instrument, Unamortized Discount																				$ 30,000
[custom:DebtInstrumentUnamortizedDebtIssuanceCostsIncurredDuringThePeriod]																				$ 8,000
Subordinated Secured Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																												$ 2,400,000		$ 262,500
Debt instrument, maturity date																												Jul. 10, 2025		Mar. 03, 2025
Proceeds from issuance of secured debt																												$ 1,782,438		$ 250,000
Debt instrument, interest rate																												44.00%		48.00%
Outstanding fees																												$ 120,000		$ 12,500
Subordinated Secured Promissory Note [Member] | March Agile Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																																									$ 4,000,000
Debt instrument, maturity date																																			Nov. 12, 2025
Proceeds from issuance of secured debt																																			$ 2,044,105
Debt instrument, interest rate																																									44.00%
Repayments of debt																																			1,755,895
Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																																														$ 1,500,000	$ 1,000,000
Floor price | $ / shares																																																$ 2.94
Common stock price per share | $ / shares																																																	$ 500.00
Purchase Agreement [Member] | Private Placement Notes [Member] | 3i, LP [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																			$ 11,000,000
Conversion price per share | $ / shares																			$ 2.50
Warrants issued | shares																			67,124
Common stock, par value | $ / shares																			$ 0.0001
Purchase Agreement [Member] | Private Placement Notes [Member] | 3i, LP [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																			$ 2,200,000
Conversion price per share | $ / shares																			$ 2.50
Consulting Agreement [Member] | Hudson Global Ventures, LLC [Member]
Subsequent Event [Line Items]
Common stock, shares, issued | shares																									15,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares, issued | shares																																				4,973,984		588,402	27,416
Common stock, par value | $ / shares																																																	0.0001
Common Class A [Member] | Vidello Limited [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares | shares																						89,820
Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants issued | shares																													56,555
Common Class A [Member] | CPBF Lending LLC [Member]
Subsequent Event [Line Items]
Share issued | shares																															70,000			5,560
Common stock price per share | $ / shares																																		$ 38.90
Shares issued upon conversion of option, value																																		$ 216,284
Common Class A [Member] | Yorkville Convertible Note [Member] | Yorkville Advisors Global, LP [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares																							$ 20.00
Common stock, par value | $ / shares																							$ 0.0001
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock price per share | $ / shares																											$ 16.10																		$ 16.80				5,000
Aggregate gross proceeds from offering																											$ 881,000
Number of shares, issued | shares																											55,000											65,000
Common stock, par value | $ / shares																																																	$ 0.0001
Subsequent Event [Member] | Vidello Limited [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, gross																						$ 2,745,031
Business acquisition, amount withheld for indemnification expenses and other holdback provisions																						$ 2,500,000
Business acquisition, lock-up agreement period																						180 days
Subsequent Event [Member] | Act On Software Inc [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred																								$ 35,050,000
Indemnification holdback period																								12 months
Subsequent Event [Member] | Act On Software Inc [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired																								78.55%
Subsequent Event [Member] | C P B F Pre Funded Warrant [Member]
Subsequent Event [Line Items]
Number of shares, issued | shares																																												4
Number of prefund warrants | shares																																												4
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares, issued | shares																																											33,777
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | 2023 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Units vested | shares																																	21,262
Subsequent Event [Member] | At the Market Offering [Member]
Subsequent Event [Line Items]
Net proceeds from issuance of shares																																$ 1,310,738
Share issued | shares																																498,222
Subsequent Event [Member] | Minimum [Member] | Act On Software Inc [Member]
Subsequent Event [Line Items]
Percentage of nasdaq ownership limitation																								19.99%
Percentage of beneficial ownership limitation																								4.99%
Subsequent Event [Member] | 3i, LP [Member] | June 3i Note [Member]
Subsequent Event [Line Items]
Conversion principal							$ 8,154							$ 183,333
Contractual installment amount							$ 8,154							$ 183,333
Debt instrument, due date							Feb. 01, 2026							Oct. 01, 2025
Converted principal amount							$ 8,154							$ 183,333
Interest expense							258							4,347
Debt instrument, whole interest							557						$ 12,986	12,986
Outstanding principal amount													$ 8,154	8,154
Oustanding debt interest amount														$ 815
Subsequent Event [Member] | 3i, LP [Member] | August 3i Note [Member]
Subsequent Event [Line Items]
Conversion principal															$ 183,333	$ 183,333
Contractual installment amount															$ 183,333	$ 183,333
Debt instrument, due date															May 01, 2026	Oct. 01, 2025
Converted principal amount															$ 183,333	$ 183,333
Interest expense															2,648	2,597
Debt instrument, whole interest															15,685	15,736
Outstanding principal amount															1,100,000	1,283,333
Oustanding debt interest amount															109,997	$ 128,333
Subsequent Event [Member] | 3i, LP [Member] | August 3i Note Due April 1, 2026 [Member]
Subsequent Event [Line Items]
Conversion principal															183,333
Contractual installment amount															$ 183,333
Debt instrument, due date															Apr. 01, 2026
Converted principal amount															$ 183,333
Interest expense															2,648
Debt instrument, whole interest															15,685
Outstanding principal amount															916,667
Oustanding debt interest amount															$ 91,667
Subsequent Event [Member] | 3i, LP [Member] | August 3i Note Due March 1, 2026 [Member]
Subsequent Event [Line Items]
Conversion principal												$ 183,333
Contractual installment amount												$ 183,333
Debt instrument, due date												Mar. 01, 2026
Converted principal amount												$ 183,333
Interest expense												2,852
Debt instrument, whole interest												15,481
Outstanding principal amount												733,333
Oustanding debt interest amount												$ 73,333
Subsequent Event [Member] | 3i, LP [Member] | October 3i Note Due October 1, 2026 [Member]
Subsequent Event [Line Items]
Conversion principal											$ 183,333
Contractual installment amount											$ 183,333
Debt instrument, due date											Oct. 01, 2026
Converted principal amount											$ 183,333
Interest expense											407
Debt instrument, whole interest											17,926
Outstanding principal amount											2,316,667
Oustanding debt interest amount											$ 231,667
Subsequent Event [Member] | 3i, LP [Member] | November 3i Note Due November 1, 2025 [Member]
Subsequent Event [Line Items]
Conversion principal			$ 208,333
Contractual installment amount			$ 208,333
Debt instrument, due date			Nov. 01, 2025
Converted principal amount			$ 208,333
Interest expense			1,505
Debt instrument, whole interest			19,329
Outstanding principal amount			2,108,333
Oustanding debt interest amount			$ 210,833
Subsequent Event [Member] | CPBF Lending LLC [Member]
Subsequent Event [Line Items]
Shares issued upon conversion of option, value							$ 18,357	$ 89,258	$ 29,943	$ 29,558
Subsequent Event [Member] | Yorkville Convertible Note [Member] | Yorkville Advisors Global, LP [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																							$ 3,500,000
Conversion price per share | $ / shares																							$ 2.00
Debt instrument, maturity date																							Jul. 31, 2025
Debt instrument orginal issue discount																							10.00%
Debt instrument, interest rate, increase																							18.00%
Repayments of convertible debt																							$ 1,500,000
Convertible promissory note, payment premium percentage																							4.00%
Subsequent Event [Member] | Yorkville Convertible Note [Member] | Yorkville Advisors Global, LP [Member] | Debt Instrument, Redemption, Period Two [Member]
Subsequent Event [Line Items]
Repayments of convertible debt																							$ 500,000
Subsequent Event [Member] | Yorkville Convertible Note [Member] | Maximum [Member] | Yorkville Advisors Global, LP [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate																							6.00%
Subsequent Event [Member] | Yorkville Convertible Note [Member] | Minimum [Member] | Yorkville Advisors Global, LP [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate																							0.00%
Subsequent Event [Member] | October Note [Member] | Private Placement Notes [Member] | 3i, LP [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, original issue percentage																	10.00%
Debt instrument, interest rate																	10.00%
Subsequent Event [Member] | November 1800 Diagonal Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 238,050
Debt instrument, maturity date		Jul. 30, 2026
Proceeds from issuance of secured debt		$ 200,000
Debt instrument, interest rate		14.00%
Debt Instrument, Unamortized Discount		$ 31,050
[custom:DebtInstrumentUnamortizedDebtIssuanceCostsIncurredDuringThePeriod]		$ 7,000
Subsequent Event [Member] | April 1800 Diagonal Note [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares				$ 1.69	$ 1.81	$ 1.84	$ 2.03	$ 2.06
Conversion principal				$ 39,475	$ 45,000	$ 65,000	$ 50,625	$ 65,000
Outstanding principal amount					$ 37,975	$ 81,475	$ 144,975	$ 194,000
Subsequent Event [Member] | Subordinated Secured Promissory Note [Member] | March Agile Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																					$ 4,000,000														$ 4,000,000
Debt instrument, maturity date																					Nov. 12, 2025
Proceeds from issuance of secured debt																					$ 2,044,105
Debt instrument, interest rate																					44.00%														44.00%
Outstanding fees																					$ 200,000														$ 200,000
Repayments of debt																					$ 1,755,895
Subsequent Event [Member] | Purchase Agreement [Member] | October Note [Member] | Private Placement Notes [Member] | 3i, LP [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																	$ 2,500,000
Conversion price per share | $ / shares																	$ 2.50
Debt instrument, maturity date																	Oct. 08, 2026
Proceeds from issuance of secured debt																	$ 2,010,909
Debt instrument, maturity from date of issuance																	12 months
Minimum percentage of outstanding common stock, buyer hold																	4.99%
Maximum percentage of outstanding common stock, buyer hold																	9.99%
Floor price | $ / shares																	$ 0.62
Subsequent Event [Member] | Purchase Agreement [Member] | October Warrants [Member] | Private Placement Notes [Member] | 3i, LP [Member]
Subsequent Event [Line Items]
Warrants issued | $ / shares																	$ 2.50
Subsequent Event [Member] | Purchase Agreement [Member] | October Warrants [Member] | Private Placement Notes [Member] | 3i, LP [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants issued | shares																	200,000
Subsequent Event [Member] | CP BF Letter Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, convertible terms												The CP BF Letter Agreement amended the Conversion Price, as defined, to ninety-five percent (95%) of the price of the Class A Common Stock on the trading day immediately preceding delivery of any Conversion Notice, subject to a floor price of $2.50. The CP BF Letter Agreement included an amendment that CP BF shall take commercially reasonable actions to partially convert the balance outstanding under the Note as of the CP BF Letter Agreement date (the “Balance”) into shares of the Company’s Class A Common Stock at the new conversion price. The CP BF Letter Agreement limits the amount of shares that CP BF can sell or convert to five percent (5%) of the aggregate daily trading volume however the Company has the right waive or increase such limitation at its discretion. The CP BF Letter Agreement also stipulates that between the time that the Company pays down at least $2,000,000 against the Balance until the earlier of (a) 60 days following the date of the CP BF Letter Agreement and (b) receipt of $10,000,000 in gross proceeds from the sale of Company securities, the Company will no longer be required to prepay a certain percentage of other proceeds received from securities offerings to CP BF, as stipulated in the Loan Agreement.
Debt instrument, periodic payment												$ 2,000,000
Minimum redemption notice period												60 days
Net proceeds from issuance of shares												$ 10,000,000
Percentage of converted shares register in SEC												100.00%
Thresold trading days | Tradingday												60
Subsequent Event [Member] | CP BF Letter Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, periodic payment												$ 2,000,000
Subsequent Event [Member] | Consulting Agreement [Member] | Hudson Global Ventures, LLC [Member]
Subsequent Event [Line Items]
Common stock, shares, issued | shares																									15,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																																										$ 16,666
Number of shares, issued | shares																																										3,000
Subsequent Event [Member] | Common Class A [Member] | Vidello Limited [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares | shares																						89,820
Subsequent Event [Member] | Common Class A [Member] | Act On Software Inc [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction																								$ 2,000,000
Common stock, par value | $ / shares																								$ 0.001
Business acquisition, equity interest issued or issuable, value assigned																								$ 33,200,000
Volume-weighted average price trading days																								5 days
Subsequent Event [Member] | Common Class A [Member] | 2023 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Shares excercised | shares																																	21,262
Subsequent Event [Member] | Common Class A [Member] | At the Market Offering [Member]
Subsequent Event [Line Items]
Share issued | shares	5.6
Subsequent Event [Member] | Common Class A [Member] | June 3i Note [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares							$ 2.42						$ 2.42	$ 2.42
Debt outstanding converted to common stock | shares							3,713							83,470
Subsequent Event [Member] | Common Class A [Member] | August 3i Note [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares															$ 2.42	$ 2.42
Debt outstanding converted to common stock | shares															83,470	83,470
Subsequent Event [Member] | Common Class A [Member] | August 3i Note Due April 1, 2026 [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares															$ 2.42
Debt outstanding converted to common stock | shares															83,470
Subsequent Event [Member] | Common Class A [Member] | August 3i Note Due March 1, 2026 [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares												$ 2.42
Debt outstanding converted to common stock | shares												83,470
Subsequent Event [Member] | Common Class A [Member] | October 3i Note Due October 1, 2026 [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares											$ 2.50
Debt outstanding converted to common stock | shares											80,667
Subsequent Event [Member] | Common Class A [Member] | November 3i Note Due November 1, 2025 [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares			$ 1.88
Debt outstanding converted to common stock | shares			121,804
Subsequent Event [Member] | Common Class A [Member] | Yorkville Advisors Global, LP [Member]
Subsequent Event [Line Items]
Common stock price per share | $ / shares													$ 2.95	$ 2.95				$ 3.08
Common stock shares issued | shares														65,000				115,000
Aggregate gross proceeds from offering														$ 191,477				$ 354,074
Number of shares, issued | shares																	115,000																							65,000
Subsequent Event [Member] | Common Class A [Member] | CPBF Lending LLC [Member]
Subsequent Event [Line Items]
Share issued | shares							7,700	33,200	10,990	10,990
Common stock price per share | $ / shares							$ 2.38	$ 2.69	$ 2.74	$ 2.71																							$ 2.71
Subsequent Event [Member] | Common Class A [Member] | Yorkville Convertible Note [Member] | Yorkville Advisors Global, LP [Member]
Subsequent Event [Line Items]
Minimum redemption notice period																							10 days
Common stock, par value | $ / shares																							$ 0.0001
Subsequent Event [Member] | Common Class A [Member] | April 1800 Diagonal Note [Member]
Subsequent Event [Line Items]
Debt outstanding converted to common stock | shares				23,393	24,896	35,374	25,000	31,630
Subsequent Event [Member] | Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued in transaction | shares													180,000												3,049	551,631
Sale of stock, consideration received on transaction													$ 568,381												$ 48,000	$ 7,097,921
Subsequent Event [Member] | Common Class A [Member] | CP BF Letter Agreement [Member]
Subsequent Event [Line Items]
Floor price | $ / shares												$ 2.50
Percentage of conversion price												120.00%
Percentage of aggregate daily trading volume limit to sell or convert amount of shares												5.00%
Subsequent Event [Member] | Common Class A [Member] | CP BF Letter Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of conversion price												95.00%